Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	March 31,	December 31,
	2017	2016
Raw materials	$43,987	$40,679
Finished goods	6,037	3,320
	$50,024	$43,999

3.	Inventories
  Inventories consisted of the following:
	December 31,
	2016	2015
Raw materials	$40,679	$26,534
Finished goods	3,320	4,029
	$43,999	$30,563